Note 20 - Operating Segments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 20 – Operating Segments

The Company's operations currently consist of two reportable operating segments: Banking and Oakmont Capital Holdings, LLC. The Company offers different products and services through its two segments. The accounting policies of the segments are generally the same as those of the consolidated company.

The Banking Segment generates its revenues primarily from its lending, deposit gathering and fee business activities. The profitability of this segment's operations depends primarily on its net interest income after provision for credit losses, which is the difference between interest earned on interest earning assets and interest paid on interest bearing liabilities less provision for credit losses. The provision for credit losses is almost entirely dependent on changes in the Banking Segment's loan portfolio and management’s assessment of the collectability of the loan portfolio as well as prevailing economic and market conditions. The profitability of this segment’s operations also depends on the generation of non-interest income which includes fees and commissions generated by Quaint Oak Bank and its wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, Quaint Oak Insurance Agency, LLC, and Oakmont Commercial, LLC, which are included in the Banking Segment for segment reporting purposes. The Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of depositors and other customers, federal deposit insurance funds and the banking system as a whole. These laws and regulations govern such areas as capital, permissible activities, allowance for loan and lease losses, loans and investments, and rates of interest that can be charged on loans. For segment reporting purposes, Quaint Oak Bancorp, Inc. is included as part of the Company’s Banking segment.

The Oakmont Capital Holdings, LLC Segment originates equipment loans which are generally sold to third party institutions with the loans’ servicing rights retained. The profitability of this segment’s operations depends primarily on the gains realized from the sale of loans, processing fees, and service fees. The Oakmont Capital Holdings, LLC Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of commercial customers.

The following table present summary financial information for the reportable segments (in thousands):

	As of or for the Year Ended December 31,
	2022			2021
	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated
Net Interest Income (Loss)	$24,114	$(425)	$23,689	$19,072	$1,548	$20,620
Provision for Loan Losses	2,475	-	2,475	2,201	-	2,201
Net Interest Income (Loss) after Provision for Loan Losses	21,639	(425)	21,214	16,871	1,548	18,419

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	757	2,346	3,103	1,410	1,089	2,499
Real estate sales commissions, net	298	-	298	170	-	170
Insurance commissions	593	-	593	509	-	509
Other fees and services charges	330	320	650	199	56	255
Net loan servicing income	13	1,855	1,868	149	-	149
Income from bank-owned life insurance	89	-	89	83	-	83
Net gain on loans held for sale	3,270	9,230	12,500	3,484	3,397	6,881
Gain on the sale of SBA loans	310	-	310	1,147	-	1,147
Loss on sale of investment securities available for sale	-	-	-	362	-	362
Loss on sales and write-downs of other real estate owned	-	-	-	(73)	-	(73)
Total Non-Interest Income	5,660	13,751	19,411	7,440	4,542	11,982

Non-Interest Expense
Salaries and employee benefits	13,828	6,309	20,137	11,181	4,357	15,538
Directors’ fees and expenses	286	-	286	252	-	252
Occupancy and equipment	1,274	630	1,904	1,237	384	1,621
Data processing	690	-	690	901	-	901
Professional fees	668	80	748	511	148	659
FDIC deposit insurance assessment	658	-	658	331	-	331
Advertising	186	382	568	161	190	351
Amortization of other intangible	49	-	49	49	-	49
Other	1,291	929	2,220	1,226	159	1,385
Total Non-Interest Expense	18,930	8,330	27,260	15,849	5,238	21,087
Pretax Segment Profit	$8,369	$4,996	$13,365	$8,462	$852	$9,314
Net Income Attributable to
Noncontrolling Interest	$2,448	$-	$2,448	$418	$-	$418
Segment Assets	$757,688	$34,662	$792,350	$537,276	$16,839	$554,115

__________________

(1)	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, QOB Properties, and Oakmont Commercial.